PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	The Group					The Bank
	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m
Cost or valuation:
At 1 January 2017	104	2,503	5,932	6,206	14,745	1,675	5,922	215	7,812
Exchange and other adjustments	(9)	(37)	(5)	(44)	(95)	70	1	(18)	53
Acquisition of businesses	–	3	3	–	6	–	1	–	1
Additions	–	70	382	2,262	2,714	46	360	–	406
Expenditure on investment properties (see below)	23	–	–	–	23	–	–	–	–
Disposals	(68)	(776)	(1,257)	(1,896)	(3,997)	(165)	(112)	(67)	(344)
At 31 December 2017	50	1,763	5,055	6,528	13,396	1,626	6,172	130	7,928
Exchange and other adjustments	–	–	–	9	9	14	(6)	4	12
Additions	–	71	516	1,754	2,341	57	452	–	509
Expenditure on investment properties (see below)	17	–	–	–	17	–	–	–	–
Disposals	(32)	(643)	(571)	(1,538)	(2,784)	(422)	(351)	(134)	(907)
Disposal of business	–	(11)	(34)	(111)	(156)	–	–	–	–
At 31 December 2018	35	1,180	4,966	6,642	12,823	1,275	6,267	–	7,542
Accumulated depreciation and impairment:
At 1 January 2017	–	1,301	2,641	1,509	5,451	1,048	3,090	30	4,168
Exchange and other adjustments	–	(8)	(10)	(34)	(52)	66	5	(15)	56
Depreciation charge for the year	–	122	732	1,085	1,939	63	644	6	713
Disposals	–	(704)	(1,246)	(1,054)	(3,004)	(154)	(107)	–	(261)
At 31 December 2017	–	711	2,117	1,506	4,334	1,023	3,632	21	4,676
Exchange and other adjustments	–	–	–	4	4	5	(4)	–	1
Depreciation charge for the year (note 9)	–	121	713	1,015	1,849	62	639	2	703
Disposals	–	(628)	(534)	(595)	(1,757)	(403)	(352)	(23)	(778)
Disposal of business	–	(5)	(26)	(91)	(122)	–	–	–	–
At 31 December 2018	–	199	2,270	1,839	4,308	687	3,915	–	4,602
Balance sheet amount at 31 December 2018	35	981	2,696	4,803	8,515	588	2,352	–	2,940
Balance sheet amount at 31 December 2017	50	1,052	2,938	5,022	9,062	603	2,540	109	3,252

Disclosure of detailed information about investment property [text block]	Expenditure on investment properties is comprised as follows:
	2018 £m	2017 £m
Acquisitions of new properties	17	23
Additional expenditure on existing properties	–	–
	17	23

Disclosure Of Minimum Lease Payments Receivable Under Noncancellable Operating Lease Explanatory	At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2018 £m	2017 £m
Receivable within 1 year	1,095	1,301
1 to 5 years	1,156	1,419
Over 5 years	6	128
Total future minimum rentals receivable	2,257	2,848